FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

February 28, 2022

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST (the “Trust”)
Federated Hermes California Municipal Cash Trust
Capital Shares
Cash II Shares
Cash Series Shares
Wealth Shares
Service Shares
Federated Hermes Institutional Tax-Free Cash Trust
Institutional Shares
Premier Shares
Federated Hermes New York Municipal Cash Trust
Cash II Shares
Cash Series Shares
Wealth Shares
Service Shares
(collectively, the Funds”)
1933 Act File No. 33-31602 1940 Act File No. 811-5950

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated February 28, 2022 that would have otherwise been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the Registration Statement for the Funds which was electronically filed pursuant to 485(b) as Post-Effective Amendment No. 242 on February 24, 2022.

If you have any questions on the enclosed material, please contact me at (412) 288-1474.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary